Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Currency’s investment in KR Master Fund and Cambridge Master Fund for the period ended December 31, 2014 and 2013, is as follows:

For the year ended December 31, 2014 Investment	% of Spectrum Currency Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$
Cambridge Master Fund	89.3	12,289,754	2,777,719	Commodity Portfolio	Monthly

KR Master Fund	–	–	156,509	Commodity Portfolio	Monthly

For the year ended December 31, 2013 Investment	% of Spectrum Currency Net Assets	Fair Value	Partnership’s pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted
	%	$	$
Cambridge Master Fund	62.9	11,299,138	1,148,720	Commodity Portfolio	Monthly

KR Master Fund	40.6	7,290,317	(575,477)	Commodity Portfolio	Monthly

Income Statement Information of Investments
The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the year ended December 31, 2014, 2013 and 2012, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$
Cambridge Master Fund	6,641	(154,743)	9,610,031	9,455,288

KR Master Fund	3,785	(159,030)	893,723	734,693

December 31, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
Cambridge Master Fund	9,306	(66,302)	3,166,855	3,100,553
KR Master Fund	25,093	(281,565)	(5,175,049)	(5,456,614)

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
KR Master Fund	59,059	(462,208)	(4,542,592)	(5,004,800)
Cambridge Master Fund	2,095	(16,586)	539,604	523,018

Summary of Total Assets, Liabilities and Capital
Summarized information for Spectrum Currency, reflecting the total assets, liabilities and capital of KR Master Fund and Cambridge Master Fund as of December 31, 2014 and 2013, is shown in the following tables.

	December 31, 2014
	Total Assets	Total Liabilities	Total Capital

KR Master Fund	$12,415,386	$12,415,386	–
Cambridge Master Fund	39,046,641	48,456	38,998,185
	$51,462,027	$12,463,842	$38,998,185

	December 31, 2013
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$44,043,845	$1,456,785	$42,587,060
Cambridge Master Fund	37,549,964	28,580	37,521,384
	$81,593,809	$1,485,365	$80,108,444

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Strategic’s investment in BHM I, LLC, PGR Master Fund and MB Master Fund, as of December 31, 2014 and 2013, is as follows:

December 31, 2014

Investment	% of Spectrum Strategic Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Management Fees	Incentive Fees	Administrative Fees
	%	$	$		$	$	$

BHM I, LLC	79.1	28,236,607	1,881,303	Commodity Portfolio	n/a	n/a	n/a
PGR Master Fund	14.8	5,291,425	1,226,334	Commodity Portfolio	n/a	n/a	n/a
MB Master Fund	9.8	3,502,992	68,634	Commodity Portfolio	n/a	n/a	n/a

December 31, 2013

Investment	% of Spectrum Strategic Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Management Fees	Incentive Fees	Administrative Fees
	%	$	$		$	$	$

BHM I, LLC	88.7	46,985,018	1,541,390	Commodity Portfolio	n/a	n/a	n/a
MB Master Fund	7.9	4,183,031	239,381	Commodity Portfolio	n/a	n/a	n/a
PGR Master Fund	6.3	3,327,454	1,098,551	Commodity Portfolio	n/a	n/a	n/a

Income Statement Information of Investments
The tables below represent summarized Income Statement information for BHM I, LLC, PGR Master Fund and MB Master Fund for the years ended December 31, 2014, 2013 and 2012, respectively, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	−	(6,707,413)	11,593,435	4,886,022
PGR Master Fund	1,816	(92,435)	2,790,730	2,698,295
MB Master Fund	41,225	(4,655,303)	7,309,353	2,654,050

December 31, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	2,258	(6,908,153)	10,136,795	3,228,642
PGR Master Fund	12,279	(134,731)	8,544,764	8,410,033
MB Master Fund	92,224	(5,087,972)	14,221,096	9,133,124

December 31, 2012	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

BHM I, LLC	(48,368)	(8,182,509)	(9,518,219)	(17,700,728)
PGR Master Fund	26,436	(126,749)	(8,963,355)	(9,090,104)
MB Master Fund	30,442	(691,180)	(261,679)	(952,859)

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Technical’s investment in, and the operations of, Blackwater Master Fund as of December 31, 2014 and 2013, is as follows:

December 31, 2014	% of Spectrum Technical Net Assets	Fair Value	Partnership’s pro rata Net Loss	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	15.5	16,901,955	(138,777)	Commodity Portfolio	Monthly

December 31, 2013	% of Spectrum Technical Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	24.9	33,548,272	459,654	Commodity Portfolio	Monthly

Income Statement Information of Investments
The tables below represent summarized income statement information for Blackwater Master Fund for the years ended December 31, 2014, 2013 and 2012 respectively, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	7,048	(72,105)	(545,462)	(617,567)

December 31, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

Blackwater Master Fund	28,776	(89,483)	886,883	797,400

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	48,607	(110,152)	(8,076,139)	(8,186,291)

Summary of Total Assets, Liabilities and Capital
Summarized information reflecting the total assets, liabilities and capital of Blackwater Master Fund as of December 31, 2014 and 2013 is shown in the following tables.

	December 31, 2014
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$24,973,305	$43,208	$24,930,097

	December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$63,936,601	$610,828	$63,325,773